Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, unbilled revenues and other receivables. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to the receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across different service lines in various countries.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, U.K. and European operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of working capital, goodwill and intangibles reported in US dollars for a significant portion of the cash held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk

The Company utilizes an interest rate risk management strategy that may use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds. As of December 31, 2015, the Company did not have any hedging contracts.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2015:

	Carrying value at	Fair value measurements
	December 31, 2015	Level 1	Level 2	Level 3

Contingent consideration liability	$29,119	$-	$-	$29,119

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 4% to 10.1%, with a weighted average of 8.9%). The wide range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. Within the range of discount rates, there is data point concentration at the 9.4% and 10.1% levels. A 2% increase in the weighted average discount rate would reduce the fair value of contingent consideration by $1,300. Changes in the fair value of the contingent consideration liability comprises the following:

Balance, December 31, 2014	$21,041
Amounts recognized on acquisitions	14,566
Fair value adjustments (note 5)	383
Resolved and settled in cash	(6,083)
Other	(788)
Balance, December 31, 2015	$29,119

Less: current portion	$1,552
Non-current portion	$27,567

The carrying amounts for cash and cash equivalents, accounts receivable, marketable securities, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated. The inputs to the measurement of the fair value of long-term debt are Level 3 inputs. The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates (which ranged from 0.1% to 2.2% for the year ended December 31, 2014). The following are estimates of the fair values for other financial instruments:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$3,922	$3,922	$10,039	$10,039
Marketable securities	4,175	4,175	-	-
Long-term debt	260,947	260,947	493,348	513,128

Other receivables include notes receivable from non-controlling shareholders and accounts receivable from customers with terms of greater than one year.